Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
14850024	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	52.32	52.32	31.75
14850025	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	29.54
14850027	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] State - Missing Borrower Interest Worksheet [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachusetts.			Cashout Refi	Owner Occ	44.33	44.33	31.4
14850028	3	3	[3] Final Application Missing		1					Rate/Term Refi	Owner Occ	68.83	90.08	35
14850036	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	96.43	96.43	69
14850033	3	3	[3] Mortgage/DOT Incomplete [3] Missing Initial Application [3] Credit Report Incomplete [2] Manufactured (Double-Wide)	Credit report is incomplete because it does not give the Borrower's credit scores. The Mortgage is incomplete due to missing notary date.	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	62.93	62.93
14850034	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	71.26	71.26	63
14850029	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100
14850030	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.15	78.15	49.958
14850031	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Cashout Refi	Owner Occ	95	95	41.09
14850041	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95.75	95.75
14850038	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] State - Missing Agency to Receive Borrower Complaints [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner [2] State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures				Cashout Refi	Owner Occ	90	90
14850035	2	1			2	[2] State - Missing Authorization to Complete Blank Spaces [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Owner Occ	98.76	98.76
14850032	3	3	[3] Missing Initial Application		2	[1] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan				HELOC	Owner Occ	61.11	61.11	58
14850040	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.8	87.8	46
14850046	3	3	[3] MI Missing [3] Initial Application Unsigned	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	97	97	26.64
14850045	3	3	[3] Credit Report Missing [3] Initial Application Unsigned		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	97.54	97.54	46.04
14851245	1	1			1					Rate/Term Refi	Owner Occ	82.67	82.67
14850004	3	3	[3] Final Application Missing		2	[2] State - Missing Interest Rate Disclsoure [2] Missing Initial Application [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Appraisal and Consumer Report Notice				Cashout Refi	Owner Occ	24.6	24.6	30.89
14850005	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement				Purchase	Owner Occ	88.98	110.17
14850008	2	1			2	[2] Missing Initial Application [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97	97	43
14850015	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Missing Initial Application [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	32
14850043	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 4/xx/2003, loan originated 9/xx/2003.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Missing Initial Application [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	45.17	45.17	45.136
14850002	3	1			3	[3] GS APR Over Disclosed More Than .125% [2] Affiliated Business Doc Missing	APR is over disclosed by .6027 which exceeds the .125 tolerance.			Purchase	Owner Occ	95	95	41.88
14850000	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	7.66
14850001	3	3	[3] Appraisal Missing [2] Manufactured (Double-Wide) [2] Flood Insurance Cert Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Missing Initial Application				Cashout Refi	Owner Occ	89.74	89.74
14850002	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	100	37.67